Exhibit 99.1

Table for Form ABS-15G (Repurchase reporting)(1)(2)
Citigroup Global Markets Holdings Inc.
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator	Total Assets in ABS by Originator(3)			Assets That Were Subject of Demand(4)			Assets That Were Repurchased or Replaced(5)			Asset Pending Repurchase or Replacement (within the cure period)(6)			Demand in Dispute(7)			Demand Withdrawn(8)			Demand Rejected(9)
Asset Type: Commercial Mortgage Loans
				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
J.P. Morgan Commercial Mortgage Finance Corp., Mortgage Pass-Through Certificates, Series 1997-C5	#0001046305	X	Smith Barney Mortgage Capital Group, Inc.	71	234,889,102	22.70	1	1,343,653	2.85	0	0	0.00	0	0	0.00	0	0	0.00	1	1,343,653	2.85	0	0	0.00
J.P. Morgan Commercial Mortgage Finance Corp., Mortgage Pass-Through Certificates, Series 1997-C5 Total				71	234,889,102	22.70	1	1,343,653	2.85	0	0	0.00	0	0	0.00	0	0	0.00	1	1,343,653	2.85	0	0	0.00
Grand Total				71	234,889,102	22.70	1	1,343,653	2.85	0	0	0.00	0	0	0.00	0	0	0.00	1	1,343,653	2.85	0	0	0.00

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (the "Demand Entities") may no longer be in existence, some of the Demand Entities that are still in existence may not have responded to our request for Reportable Information, some Demand Entities may not have agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(2) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(3) Only assets sold by the securitizer into this securitization are covered by this report.

(4) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.